INCOME TAXES (Detail Textuals) - USD ($)	3 Months Ended						9 Months Ended		12 Months Ended
	Apr. 30, 2019	Jan. 31, 2019	Oct. 31, 2018	Apr. 30, 2018	Jan. 31, 2018	Oct. 31, 2017	Apr. 30, 2019	Apr. 30, 2018	Jul. 31, 2018	Jul. 31, 2017
Operating Loss Carryforwards [Line Items]
Net loss	$ (6,776,628)	$ (902,311)	$ (335,463)	$ (438,848)	$ (2,665,282)	$ (55,872)	$ (8,014,402)	$ (3,160,002)	$ (13,620,308)	$ (99,174)
Net operating loss carry forward									$ 1,060,000
Corporate tax rate									27.00%	35.00%
MALAYSIA
Operating Loss Carryforwards [Line Items]
Corporate tax rate									24.00%
INDONESIA
Operating Loss Carryforwards [Line Items]
Corporate tax rate									25.00%
Earliest tax year
Operating Loss Carryforwards [Line Items]
Corporate tax rate									35.00%
Latest tax year
Operating Loss Carryforwards [Line Items]
Corporate tax rate									21.00%